Vista Outdoor Inc. - 10-Q Significant Accounting Policies (Details) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024 country segment	Mar. 31, 2024 reportable_segment numberOfCountriesWithSalesCustomers	Mar. 31, 2024 numberOfCountriesWithSalesCustomers operating_segment
Entity Information [Line Items]
Number of reportable segments	4	4	4
Number if countries in which entity operates	100	100	100